Segment Information	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 16 –SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified three operating segments which are installation and maintenance, housekeeping and senior care services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results are shown as follows for the years ended June 30, 2021, 2020 and 2019:

Revenue	2021	2020	2019
Installation and Maintenance	$51,546,235	$32,220,898	$40,460,351
Housekeeping	16,792,722	11,704,899	10,505,072
Senior care services	6,038,814	2,060,833	-
Sublease	147,663	214,319	183,903
Total	$74,525,434	$46,200,949	$51,149,326

Cost of revenue	2021	2020	2019
Installation and Maintenance	$32,209,179	$19,484,927	$23,702,317
Housekeeping	13,435,869	8,901,973	8,069,009
Senior care services	2,666,350	1,714,172	-
Sublease	-	-	-
Total	$48,311,398	$30,101,072	$31,771,326

Gross profit	2021	2020	2019
Installation and Maintenance	$19,337,056	$12,735,971	$16,758,034
Housekeeping	3,356,853	2,802,926	2,436,063
Senior care services	3,372,464	346,661	-
Sublease	147,663	214,319	183,903
Total	$26,214,036	$16,099,877	$19,378,000

Sales and marketing expenses	2021	2020	2019
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	10,279,274	7,514,211	4,101,960
Total	$10,279,274	$7,514,211	$4,101,960

General and administrative expenses	2021	2020	2019
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Sublease	-	-	-
Unallocated	6,869,419	1,114,984	1,554,523
Total	$6,869,419	$1,114,984	$1,554,523

Current assets	2021	2020
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Sublease	-	-
Unallocated current assets	65,766,598	28,700,552
Total	$65,766,598	$28,700,552

Non-current assets	2021	2020
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,966,998	6,304,720
Sublease	-	1,885,890
Unallocated non-current assets	3,621,202	4,058,029
Total	$8,588,200	$12,248,639

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.